Future Minimum Rent - Future Minimum Rental Payments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
Lease Term	99 years
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	$ 3,751,000
2014	3,772,000
2015	3,573,000
2016	3,377,000
2017	3,409,000
Thereafter	270,001,000
Total	287,883,000
Rent expense	$ 4,200,000	$ 3,600,000	$ 2,400,000